STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED AUGUST 5, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Premier Class (SSIXX)
Investment Class (SSVXX)
Service Class (LRSXX)
M Class Shares (SSLXX)
Institutional Class (SSHXX)
Investor Class (SSZXX)
Administration Class (SSYXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Premier Class (GVMXX)
Investment Class (GVVXX)
Service Class (GVSXX)
Institutional Class (SAHXX)
Investor Class (SAMXX)
Administration Class (SALXX)
Class G (SSOXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Premier Class (TRIXX)
Investment Class (TRVXX)
Service Class (TYSXX)
Institutional Class (SSJXX)
Investor Class (SSNXX)
Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Premier Class (TPIXX)
Investment Class (TPVXX)
Service Class (TPSXX)
Institutional Class (SAJXX)
Investor Class (SAEXX)
Administration Class (SSQXX)

STATE STREET 60 DAY MONEY MARKET FUND
Premier Class (CCKXX)
Investment Class (CCHXX)
Institutional Class (CCDXX)
Investor Class (CCJXX)
Administration Class (CCEXX)
STATE STREET CASH RESERVES FUND
Premier Class (MMEXX)
Investment Class (CCWXX)
Institutional Class (CCQXX)
Investor Class (MMDXX)
Administration Class (CCVXX)
STATE STREET INSTITUTIONAL LIQUID ASSETS FUND
Premier Class (MMQXX)
Investment Class (MMKXX)
Institutional Class (MMFXX)
Investor Class (MMOXX)
Administration Class (MMHXX)
STATE STREET CURRENT YIELD FUND
Premier Class (SSYLX)
Investment Class (SSYFX)
Institutional Class (SSYDX)
Investor Class (SSYHX)
Administration Class (SSYEX)
STATE STREET CONSERVATIVE INCOME FUND
Premier Class (SSKLX)
Investment Class (SSKJX)
Institutional Class (SSKGX)
Investor Class (SSKKX)
Administration Class (SSKHX)
STATE STREET ULTRA SHORT TERM BOND FUND
Institutional Class (SSTUX)
Investment Class (SSUTX)

Each a “Fund”, collectively the “Funds”

Effective immediately, the list of financial intermediaries and introductory paragraph thereto located on Page 36 of the Funds’ SAI in the sub-section entitled “Payments to Financial Intermediaries” within the section entitled “Investment Advisory and Other Services” are deleted in their entirety and replaced with the following:

Set forth below is a list of financial intermediaries, including but not limited to, those to which SSGM (and its affiliates) expects, as of August 3, 2016, to pay compensation with respect to the Funds in the manner described in this “Payments to Financial Intermediaries” section.

•	Bank of New York Mellon

•	Benefits Trust Company

•	BMO Capital Markets Corp
•	Brown Brother Harriman & Co.

•	Chicago Mercantile Exchange Inc.

•	Common Fund Securities Inc.
•	FIS (formerly Sungard Institutional Brokerage, Inc.)

•	Goldman Sachs & Co

•	Highland Capital Management Fund Advisors L.P.

•	Institutional Cash Distributors LLC

•	Investor Services, a division of State Street Bank and Trust

•	JP Morgan Clearing Corp

•	Morgan Stanley Smith Barney LLC
•	My Treasury Limited

•	Neuberger Berman Management Company LLC

•	John Hancock Trust Co.

•	SG Americas Securities, LLC

•	State Street Bank and Trust Company - Wealth Manager Services
•	Thales Capital Partners LLC

•	The Bancorp Bank

•	Union Bank, N.A.

•	US Bank, N.A.

•	Van Eck Securities Corporation

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED AUGUST 5, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET EQUITY 500 INDEX FUND
Administrative Shares	(STFAX	)
Class R Shares	(SSFRX	)
Service Shares	(STBIX	)
Class A	(SSSVX	)
Class I	(SSSWX	)
Class K	(SSSYX	)
STATE STREET AGGREGATE BOND INDEX FUND
Class A	(SSFCX	)
Class I	(SSFDX	)
Class K	(SSFEX	)
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
Class A	(SSGHX	)
Class I	(SSGJX	)
Class K	(SSGLX	)
STATE STREET CLARION GLOBAL REAL ESTATE INCOME FUND
Class A	(SSRLX	)
Class C	(SSRNX	)
Class I	(SSRQX	)
Class K	(SSRTX	)
STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP FUND
Class A	(SSISX	)
Class C	(SSITX	)
Class I	(SSIUX	)
Class K	(SSIVX	)
STATE STREET SMALL CAP EMERGING MARKETS EQUITY FUND
Class A	(SSEEX	)
Class C	(SSEHX	)
Class I	(SSEJX	)
Class K	(SSEKX	)
STATE STREET STRATEGIC REAL RETURN FUND
Class A	(SSRFX	)
Class C	(SSRHX	)
Class I	(SSRJX	)
Class K	(SSRKX	)
STATE STREET TARGET RETIREMENT 2015 FUND
Class A	(SSBBX	)
Class C	(SSBEX	)
Class I	(SSBFX	)
Class K	(SSBHX	)
STATE STREET TARGET RETIREMENT 2020 FUND
Class A	(SSBJX	)
Class C	(SSBLX	)
Class I	(SSBNX	)
Class K	(SSBOX	)
STATE STREET TARGET RETIREMENT 2025 FUND
Class A	(SSBPX	)
Class C	(SSBQX	)
Class I	(SSBRX	)
Class K	(SSBSX	)
STATE STREET TARGET RETIREMENT 2030 FUND
Class A	(SSBUX	)
Class C	(SSBVX	)
Class I	(SSBWX	)
Class K	(SSBYX	)
STATE STREET TARGET RETIREMENT 2035 FUND
Class A	(SSBZX	)
Class C	(SSCHX	)
Class I	(SSCJX	)
Class K	(SSCKX	)
STATE STREET TARGET RETIREMENT 2040 FUND
Class A	(SSCLX	)
Class C	(SSCMX	)
Class I	(SSCNX	)
Class K	(SSCQX	)

STATE STREET TARGET RETIREMENT 2045 FUND
Class A	(SSCUX	)
Class C	(SSCWX	)
Class I	(SSDDX	)
Class K	(SSDEX	)
STATE STREET TARGET RETIREMENT 2050 FUND
Class A	(SSDFX	)
Class C	(SSDHX	)
Class I	(SSDJX	)
Class K	(SSDLX	)
STATE STREET TARGET RETIREMENT 2055 FUND
Class A	(SSDMX	)
Class C	(SSDNX	)
Class I	(SSDOX	)
Class K	(SSDQX	)
STATE STREET TARGET RETIREMENT 2060 FUND
Class A	(SSDTX	)
Class C	(SSDUX	)
Class I	(SSDWX	)
Class K	(SSDYX	)
STATE STREET TARGET RETIREMENT FUND
Class A	(SSFLX	)
Class C	(SSFMX	)
Class I	(SSFNX	)
Class K	(SSFOX	)
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Class A	(SSUEX	)
Class C	(SSJEX	)
Class I	(SSLEX	)
Class K	(SSKEX	)
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Class A	(SSMJX	)
Class I	(SSMLX	)
Class K	(SSMKX	)
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A	(SSHEX	)
Class C	(SSHLX	)
Class I	(SSHNX	)
Class K	(SSHQX	)
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A	(SSIHX	)
Class C	(SSIJX	)
Class I	(SSIKX	)
Class K	(SSIWX	)
STATE STREET DISCIPLINED GLOBAL EQUITY FUND
Class A	(SSGGX	)
Class C	(SSGCX	)
Class I	(SSGMX	)
Class K	(SSGKX	)
STATE STREET DISCIPLINED U.S. EQUITY FUND
Class A	(SSJAX	)
Class C	(SSJCX	)
Class I	(SSJIX	)
Class K	(SSJKX	)
STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND
Class A	(SSZAX	)
Class C	(SSZCX	)
Class I	(SSZIX	)
Class K	(SSZKX	)

Each a “Fund”, collectively the “Funds”

Effective immediately, the list of financial intermediaries and introductory paragraph thereto located on Page 72 of the Funds’ SAI in the sub-section entitled “Payments to Financial Intermediaries” within the section entitled “Investment Advisory and Other Services” are deleted in their entirety and replaced with the following:

Set forth below is a list of financial intermediaries, including but not limited to, those to which SSGM (and its affiliates) expects, as of August 3, 2016, to pay compensation with respect to the Funds in the manner described in this “Payments to Financial Intermediaries” section.

•	Calvert Shareholder Services, Inc.

•	Community Bank, NA

•	Fidelity Brokerage Services, LLC

•	Fidelity Investments Institutional Operations Co.

•	First Clearing, LLC

•	Goldman Sachs & Co.

•	GWFS Equities Inc.
•	Hewitt Services LLC

•	John Hancock Trust Co.

•	JP Morgan Chase Bank, N.A.

•	LPL Financial Corporation

•	Mid Atlantic Capital Corp.

•	Morgan Stanley Smith Barney LLC

•	MSCS Financial Services LLC

•	National Financial Services, LLC
•	SEI Private Trust Company

•	State Street Global Markets, LLC

•	TD Ameritrade, Inc.

•	TD Ameritrade Trust Company

•	UBS Financial Services, Inc.

•	US Bank N.A.

•	Wells Fargo Bank, N.A.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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